Long-Term Debt - Bonds (Narrative) (Details) kr in Millions		1 Months Ended	3 Months Ended			9 Months Ended
	Jul. 02, 2018 USD ($)	May 31, 2014 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Nov. 30, 2013 USD ($) vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 NOK (kr)	Jul. 31, 2018 USD ($)	Jun. 30, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Aug. 31, 2017 USD ($)	Jul. 01, 2016 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt			$ 3,189,841,000			$ 3,189,841,000					$ 3,123,728,000
Total principal			3,237,822,000			3,237,822,000					3,173,229,000
Losses on debt repurchases (notes 6 and 7h)			(55,479,000)	$ 0		(55,479,000)	$ 0
Due to affiliates (notes 7c, 7d, 7e and 7g)			125,000,000			125,000,000					$ 163,037,000
Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Debt issued			10,500,000			10,500,000		kr 86				kr 1,000
Repurchased principle amount									$ 914,000,000
Debt instrument, repurchased amount									932,200,000
Five-year senior unsecured bonds maturing in July 2019
Debt Instrument [Line Items]
Debt instrument, face amount		$ 300,000,000.0
Carrying amount of debt			74,800,000			74,800,000
Bonds | Five-year senior unsecured bonds maturing in July 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700,000,000
Fixed interest rate on bonds	8.50%
Bonds | Five-Year Senior Unsecured Bonds Maturing October 2019
Debt Instrument [Line Items]
Debt instrument, term	5 years
Bonds | Senior Bonds maturing in June 2024
Debt Instrument [Line Items]
Debt instrument, face amount															$ 30,000,000.0
Fixed interest rate on bonds										4.27%
Carrying amount of debt			18,800,000			18,800,000
Bonds | Ten-year senior bonds maturing in January 2024
Debt Instrument [Line Items]
Debt instrument, face amount					$ 174,200,000.0
Debt instrument, term					10 years
Fixed interest rate on bonds					4.96%
Carrying amount of debt			$ 131,100,000			$ 131,100,000
Number of vessels | vessel					2
Bonds | Senior unsecured bonds maturing in August 2022
Debt Instrument [Line Items]
Fixed interest rate on bonds													7.125%
Total principal													$ 250,000,000
Bonds | Five-year senior unsecured bonds maturing in July 2019
Debt Instrument [Line Items]
Debt instrument, term		5 years
Fixed interest rate on bonds		6.00%
Repurchased principle amount									225,200,000
Debt instrument, repurchased amount									$ 230,800,000
Subordinated Debt | Brookfield Promissory Note
Debt Instrument [Line Items]
Fixed interest rate on bonds			10.00%			10.00%		10.00%
Accretion expense, related party, noncash						$ 31,500,000
Due to affiliates (notes 7c, 7d, 7e and 7g)			$ 168,500,000			$ 168,500,000								$ 200,000,000
NIBOR | Bonds | Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Marginal rate						4.25%
Interest rate swap agreements
Debt Instrument [Line Items]
Notional amount			1,502,418,000			$ 1,502,418,000
Interest rate swap agreements | Bonds | Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Debt instrument, face amount			$ 15,400,000.0			$ 15,400,000.0
Notional amount | kr								kr 95
Fixed interest rate			7.45%			7.45%		7.45%
Brookfield | Brookfield Promissory Note
Debt Instrument [Line Items]
Early termination fee			$ 12,000,000			$ 12,000,000
Minimum | Subordinated Debt
Debt Instrument [Line Items]
Premium percent			2.00%			2.00%		2.00%
Maximum | Subordinated Debt
Debt Instrument [Line Items]
Premium percent			2.50%			2.50%		2.50%